Dec. 2, 2005

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Stock Series, Inc.
              RiverSource Stock Fund (formerly AXP Stock Fund)
              Post -Effective Amendment No. 108
              File Nos. 2-11358 / 811-498

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 108 (Amendment). This Amendment was filed electronically on Nov. 28, 2005.

If you have any questions regarding this filing, please contact me at (612) 671-4321 or Simone Pepper at (612) 671-2847.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.